Critical accounting estimates and judgments - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of changes in accounting estimates [line items]
Effect of 9% increase in probability of success	$ 737
Effect of 9% decrease in probability of success	(737)
Effect of 2% increase in discount rate	860
Effect of 2% decrease in discount rate	1,022
Effect of 10% decrease in gross pricing	700
Effect of 10% increase (decrease) in number of patients treated	$ 700
Income approach
Disclosure of changes in accounting estimates [line items]
Discount rate used in estimate in the value of key management consideration	12.00%
Top of range
Disclosure of changes in accounting estimates [line items]
Probability of success	86.00%